Memorandum items (Tables)	12 Months Ended
Dec. 31, 2025
Memorandum items
Schedule of contingent liabilities and commitments

	2025	2024
	£m	£m
Contingent liabilities and commitments
Guarantees	2,810	3,060
Other contingent liabilities	1,548	1,496
Standby facilities, credit lines and other commitments	142,765	135,405
Total	147,123	139,961

Schedule of contractual obligations for future expenditure

	2025	2024
	£m	£m
Capital expenditure on property, plant and equipment	12	14
Contracts to purchase goods or services (1)	1,188	1,160
	1,200	1,174

(1)	Of which due within 1 year: £477 million (2024 - £356 million).